Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,305.00
Total Transaction Valuation	15,000,000.00
Total Offset Amount	0.00
Net Fee	$ 1,305.00
Offering Table N/A
Offset Table N/A	N/A